SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) (USD $)	Dec. 31, 2011
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Securities sold under agreements to repurchase	$ 573,000
Fair value of collateral to secure securities sold under agreements to repurchase	$ 1,484,000
Weighted average interest rate on securities sold under agreements to repurchase (as a percent)	0.50%